Note 20 - Equity line discount:	12 Months Ended
Dec. 31, 2011
Equity Line Discount [Text Block]
20.        Equity line discount:

As mentioned above the Company effected two transactions under the Sovereign contract (see note 5 "Transactions with Related Parties") in September 1, 2011 and October 19, 2011. The difference between the quoted market price at those dates and the issuance price amounting to $23,406 is recognized in equity under line item "Additional paid-in capital". Changes in the fair value of the obligation, if any, between the drawdown date and share issuance date are recognized in the P&L, but since at both transaction dates the issuance of shares was done on the same day as the drawdown, there is no fair value change in the obligation, hence no effect on the consolidated statement of operations of the Company.